Voyage Expenses	12 Months Ended
Dec. 31, 2025
Voyage Expenses
Voyage Expenses
10.	Voyage Expenses

Voyage expenses are analyzed as follows:

For the year ended December 31,	2025	2024	2023
Port expenses	32,112,985	34,691,410	30,385,334
Bunkers	81,441,896	88,717,067	76,215,708
Other voyage expenses	8,315,703	3,787,828	2,958,197
Total	121,870,584	127,196,305	109,559,239